PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
12.	PROPERTY, PLANT AND EQUIPMENT

The components of property, plant and equipment were as follows:

	As at December 31, 2014 (Successor)
	Cost	Accumulated depreciation, amortization and impairment	Net book value
Buildings and land
Specialty printing papers and newsprint	$68.2	$10.9	$57.3
Pulp	10.9	0.6	10.3
Machinery and equipment
Specialty printing papers and newsprint	428.1	129.5	298.6
Pulp	15.6	2.5	13.1
	$522.8	$143.5	$379.3

	As at December 31, 2013 (Successor)
	Cost	Accumulated depreciation, amortization and impairment	Net book value
Buildings and land
Specialty printing papers and newsprint	$67.7	$8.1	$59.6
Pulp	10.9	0.2	10.7
Machinery and equipment
Specialty printing papers and newsprint	410.1	77.1	333.0
Pulp	10.0	1.1	8.9
	$498.7	$86.5	$412.2

The carrying value of property, plant and equipment was impaired by $13.0 million as of December 31, 2014 (December 31, 2013 - $30.2 million). See note 6, Measurement uncertainty – impairment of long-lived assets.

At December 31, 2014, machinery and equipment was held under capital leases with a net carrying amount of $7.7 million (December 31, 2013 – $6.0 million), cost of $8.3 million (December 31, 2013 – $7.5 million) and accumulated depreciation and amortization of $0.6 million (December 31, 2013 – $1.5 million).

Interest capitalized in connection with capital projects was $nil for both 2014 and 2013.

Property, plant and equipment are pledged as collateral against the long-term debt of the company. See note 15, Long-term debt, for detailed disclosure of the collateral arrangements of the company.